Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 7,010
Leases	1,511	[1]
Total debt and other financial obligations	8,521	[2]
Interest payments on debt	1,865	[3]
Pension plans and other benefits	1,385	[4]
Acquisition of property, plant and equipment	156	[5]
Purchases of raw materials, fuel and energy	2,962	[6]
Total contractual obligations	14,889
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	45
Leases	304	[1]
Total debt and other financial obligations	349	[2]
Interest payments on debt	396	[3]
Pension plans and other benefits	145	[4]
Acquisition of property, plant and equipment	86	[5]
Purchases of raw materials, fuel and energy	785	[6]
Total contractual obligations	1,761
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,820
Leases	428	[1]
Total debt and other financial obligations	2,248	[2]
Interest payments on debt	705	[3]
Pension plans and other benefits	279	[4]
Acquisition of property, plant and equipment	67	[5]
Purchases of raw materials, fuel and energy	837	[6]
Total contractual obligations	4,136
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,567
Leases	244	[1]
Total debt and other financial obligations	2,811	[2]
Interest payments on debt	398	[3]
Pension plans and other benefits	279	[4]
Acquisition of property, plant and equipment	3	[5]
Purchases of raw materials, fuel and energy	695	[6]
Total contractual obligations	4,186
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,578
Leases	535	[1]
Total debt and other financial obligations	3,113	[2]
Interest payments on debt	366	[3]
Pension plans and other benefits	682	[4]
Acquisition of property, plant and equipment	0	[5]
Purchases of raw materials, fuel and energy	645	[6]
Total contractual obligations	$ 4,806

[1]	Represent nominal cash flows. As of December 31, 2022, the NPV of future payments under such leases was $1,075, of which, $368 refers to payments from 1 to 3 years and $183 refers to payments from 3 to 5 years.
[2]	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.
[3]	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2022.
[4]	Represents estimated annual payments under these benefits for the next 10 years (note 19), including the estimate of new retirees during such future years.
[5]	Refers mainly to the expansion of a cement-production line in the Philippines.
[6]	Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel. In addition, includes a contractual commitment with Neoris over a 5-year contract beginning in 2023 until 2027 for the acquisition by CEMEX of digitalization services and solutions for an annual amount of $55. Moreover, includes the Company’s commitments with six vendors for back-office services for an average annual amount of $60.